UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Total revenues	$ 323,281	$ 303,522
Total cost of revenues	273,280	235,025
Research and development expenses, related parties amount	68,329	79,291
Selling, general and administrative expenses	47,618	56,591
Interest income	1,554	1,554
Interest expense	(10,239)	(6,306)
Related Party
Total revenues	281,159	266,115
Research and development expenses, related parties amount	1,765	1,428
Selling, general and administrative expenses	692	1,194
Interest income	805	816
Interest expense	(965)	(1,066)
Sales of goods revenues
Total revenues	251,942	235,222
Total cost of revenues	226,865	198,205
Sales of goods revenues | Related Party
Total revenues	211,818	203,341
Total cost of revenues	52,246	33,995
Software license revenues
Total revenues	26,787	18,236
Total cost of revenues	16,529	6,105
Software license revenues | Related Party
Total revenues	24,999	12,854
Total cost of revenues	16,592	3,422
Service
Total revenues	44,552	50,064
Total cost of revenues	29,886	30,715
Service | Related Party
Total revenues	44,342	49,920
Total cost of revenues	$ 767	$ 1,961